Summary of Significant Accounting Policies (Details)	1 Months Ended				12 Months Ended
	Apr. 30, 2019	Mar. 31, 2019	Apr. 30, 2018	May 31, 2016	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2023 USD ($)	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies [Line Items]
Exchange rate					7.1957	7.0809
Restricted cash					$ 3,350	$ 3,444	$ 3,545
Retained earnings								$ 285,061
Deferred taxes								$ 95,020
Recovery of credit loss					108,403	(87,639)	220,783
Provision for credit loss					82,415
Allowance for credit losses of prepayments
Deposits
Allowance for credit losses of other receivables					$ 25,988
Percentage of estimated residual value costs					5.00%
Current maturities of loans from other financial institutions					$ 333,012	556,284
Long-term loans from other financial institutions					144,696	389,194
Impairment
Unbilled amounts
Accrued freight costs
Salaries incurred					69,696	68,872	67,888
Travel and entertainment expenses					7,522	23,326	23,411
Travel and entertainment expenses					$ 247,393	267,432	164,129
Percentage of value added tax rate	9.00%	10.00%	11.00%	0.00%
Percentage of tax benefit					50.00%
Percentage of statutory surplus reserve fund					10.00%
Percentage of registered capital					50.00%
Reportable segment (in segment) | segment					1
Percentage of voting interest					(10.00%)
Allowance for credit losses					$ 19,121,048	17,713,709
Cash and restricted cash					173,781	89,731	101,670		$ 780,728
Working capital					17,195,235
Net income					3,173,703	$ 3,969,498	4,286,999
Liquidity revenues					$ 14,000,000
Percentage of general working capital purpose					14.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added tax rate	0.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added tax rate	6.00%
U.S. [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate					7.2993	7.0999
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses
Subcontractors [Member] | Supplier Concentration Risk [Member] | Subcontracting Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					29.20%	27.60%	16.10%
Subcontractors [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk						11.10%
Subcontractors One [Member] | Supplier Concentration Risk [Member] | Subcontracting Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					19.80%	24.00%	14.00%
Subcontractors One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk						10.90%
Subcontractors Two [Member] | Supplier Concentration Risk [Member] | Subcontracting Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					11.80%	18.50%
Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk						15.00%	15.50%
Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					26.10%	20.80%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk						12.30%	14.20%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk						20.70%
Customer One [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					13.20%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk						11.60%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk						16.00%
Customer Two [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					11.80%
Customer Three [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					11.70%	12.00%
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Net proceeds					$ 17,000,000